Condensed Consolidated Statements of Members' Equity (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2022
Consolidated Statements of Stockholders' Equity
Stock issuance costs	$ 105	$ 3,268
Common dividends declared per common share (in dollars per share)		$ 1.18